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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 67.5%
CONSUMER DISCRETIONARY 6.4%
Diversified Consumer Services 0.2%
H&R Block, Inc.	98,200	$2,618,012
Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	72,500	6,975,225
Starwood Hotels & Resorts Worldwide, Inc.	51,400	3,415,530
Total		10,390,755
Household Durables 0.4%
Whirlpool Corp.	34,300	5,022,892
Media 2.2%
Comcast Corp., Class A	351,400	15,865,710
DIRECTV (a)	92,800	5,544,800
Discovery Communications, Inc., Class A (a)	109,700	9,260,874
Total		30,671,384
Multiline Retail 0.1%
Macy’s, Inc.	36,300	1,570,701
Specialty Retail 2.3%
Gap, Inc. (The)	224,000	9,022,720
Home Depot, Inc. (The)	195,600	14,836,260
Lowe’s Companies, Inc.	57,500	2,737,575
TJX Companies, Inc.	84,600	4,770,594
Total		31,367,149
Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B	54,400	3,951,616
VF Corp.	13,700	2,726,985
Total		6,678,601
TOTAL CONSUMER DISCRETIONARY		88,319,494
CONSUMER STAPLES 6.5%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	83,000	3,337,430
Food & Staples Retailing 2.2%
CVS Caremark Corp.	52,000	2,951,000
Kroger Co. (The)	349,200	14,086,728
Wal-Mart Stores, Inc.	182,200	13,475,512
Total		30,513,240
Food Products 1.2%
Campbell Soup Co.	56,400	2,296,044

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
General Mills, Inc.	34,400	$1,648,448
Kellogg Co.	115,000	6,753,950
Tyson Foods, Inc., Class A	203,100	5,743,668
Total		16,442,110
Household Products 0.6%
Kimberly-Clark Corp.	20,000	1,884,400
Procter & Gamble Co. (The)	87,500	6,614,125
Total		8,498,525
Tobacco 2.2%
Lorillard, Inc.	251,200	11,248,736
Philip Morris International, Inc.	220,400	19,084,436
Total		30,333,172
TOTAL CONSUMER STAPLES		89,124,477

ENERGY 7.2%
Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.	107,700	6,711,864
Ensco PLC, Class A	125,000	6,718,750
Total		13,430,614
Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	24,800	2,306,152
Apache Corp.	39,000	3,320,460
BP PLC, ADR	170,000	7,145,100
Chevron Corp. (b)	191,898	23,315,607
ConocoPhillips	330,500	22,973,055
Exxon Mobil Corp.	70,500	6,065,820
Murphy Oil Corp.	16,500	995,280
Phillips 66	150,200	8,684,564
Valero Energy Corp.	316,400	10,805,060
Total		85,611,098
TOTAL ENERGY		99,041,712
FINANCIALS 12.0%
Capital Markets 2.3%
Ares Capital Corp.	405,000	7,002,450
BlackRock, Inc.	46,700	12,637,954
Goldman Sachs Group, Inc. (The)	74,600	11,802,466
Total		31,442,870
Commercial Banks 1.8%
Comerica, Inc.	13,300	522,823
Cullen/Frost Bankers, Inc.	100,000	7,055,000
Fifth Third Bancorp	191,500	3,454,660
Huntington Bancshares, Inc.	815,000	6,731,900

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
U.S. Bancorp	190,000	$6,950,200
Total		24,714,583
Consumer Finance 0.5%
SLM Corp.	268,800	6,693,120
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B (a)	23,500	2,667,485
Citigroup, Inc.	306,500	14,868,315
JPMorgan Chase & Co.	492,000	25,431,480
Moody’s Corp.	15,700	1,104,181
Total		44,071,461
Insurance 2.7%
Aflac, Inc.	115,000	7,128,850
Aon PLC	83,200	6,193,408
MetLife, Inc.	211,600	9,934,620
Prudential Financial, Inc.	179,100	13,966,218
Total		37,223,096
Real Estate Investment Trusts (REITs) 1.5%
Colony Financial, Inc.	170,000	3,396,600
Public Storage	45,600	7,321,080
Simon Property Group, Inc.	22,200	3,290,706
Starwood Property Trust, Inc.	290,000	6,951,300
Total		20,959,686
TOTAL FINANCIALS		165,104,816
HEALTH CARE 8.2%
Biotechnology 1.2%
Amgen, Inc.	29,100	3,257,454
Celgene Corp. (a)	29,300	4,510,149
Gilead Sciences, Inc. (a)	115,700	7,270,588
Vertex Pharmaceuticals, Inc. (a)	26,700	2,024,394
Total		17,062,585
Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co.	93,000	9,301,860
Medtronic, Inc.	147,500	7,854,375
St. Jude Medical, Inc.	143,300	7,686,612
Total		24,842,847
Health Care Providers & Services 1.1%
AmerisourceBergen Corp.	174,600	10,668,060
McKesson Corp.	33,900	4,349,370
Total		15,017,430

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 4.1%
AbbVie, Inc.	245,000	$10,958,850
Eli Lilly & Co.	232,000	11,676,560
GlaxoSmithKline PLC, ADR	137,500	6,898,375
Johnson & Johnson	79,000	6,848,510
Pfizer, Inc.	699,809	20,091,516
Total		56,473,811
TOTAL HEALTH CARE		113,396,673
INDUSTRIALS 7.1%
Aerospace & Defense 2.8%
Boeing Co. (The)	118,300	13,900,250
Northrop Grumman Corp.	60,500	5,763,230
Raytheon Co.	249,300	19,213,551
Total		38,877,031
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	90,600	8,278,122
Airlines 0.3%
Southwest Airlines Co.	264,800	3,855,488
Electrical Equipment 1.6%
Emerson Electric Co.	141,000	9,122,700
Rockwell Automation, Inc.	85,800	9,175,452
Roper Industries, Inc.	23,600	3,135,732
Total		21,433,884
Industrial Conglomerates 0.7%
General Electric Co.	430,534	10,285,457
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	37,800	3,925,530
Road & Rail 0.8%
CSX Corp.	275,000	7,078,500
Union Pacific Corp.	21,200	3,293,208
Total		10,371,708
TOTAL INDUSTRIALS		97,027,220
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,007,600	23,597,992
QUALCOMM, Inc.	26,200	1,764,832
Total		25,362,824

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 2.5%
Apple, Inc.	70,700	$33,706,225
Internet Software & Services 0.9%
Google, Inc., Class A (a)	10,500	9,197,055
VeriSign, Inc. (a)	60,200	3,063,578
Total		12,260,633
IT Services 1.7%
Automatic Data Processing, Inc.	95,000	6,876,100
Mastercard, Inc., Class A	23,900	16,079,442
Total		22,955,542
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	147,500	6,939,875
Broadcom Corp., Class A	37,200	967,572
KLA-Tencor Corp.	45,600	2,774,760
Microchip Technology, Inc.	177,500	7,151,475
NVIDIA Corp.	385,900	6,004,604
Total		23,838,286
Software 2.7%
CA, Inc.	18,200	539,994
Microsoft Corp.	622,100	20,722,151
Oracle Corp.	472,500	15,672,825
VMware, Inc., Class A (a)	8,900	720,010
Total		37,654,980
TOTAL INFORMATION TECHNOLOGY		155,778,490
MATERIALS 3.2%
Chemicals 2.6%
CF Industries Holdings, Inc.	51,200	10,794,496
Dow Chemical Co. (The)	175,000	6,720,000
Eastman Chemical Co.	66,200	5,156,980
EI du Pont de Nemours & Co.	118,500	6,939,360
LyondellBasell Industries NV, Class A	74,500	5,455,635
Total		35,066,471
Paper & Forest Products 0.6%
International Paper Co.	195,500	8,758,400
TOTAL MATERIALS		43,824,871
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	304,600	10,301,572
CenturyLink, Inc.	205,000	6,432,900

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	503,300	$23,483,978
Total		40,218,450
TOTAL TELECOMMUNICATION SERVICES		40,218,450

UTILITIES 2.7%
Electric Utilities 1.0%
American Electric Power Co., Inc.	153,100	6,636,885
Duke Energy Corp.	105,000	7,011,900
Total		13,648,785
Independent Power Producers & Energy Traders 0.4%
AES Corp. (The)	428,700	5,697,423

Multi-Utilities 1.3%
Ameren Corp.	21,200	738,608
Dominion Resources, Inc.	120,000	7,497,600
Public Service Enterprise Group, Inc.	303,500	9,994,255
Total		18,230,463
TOTAL UTILITIES		37,576,671
Total Common Stocks (Cost: $779,312,131)		$929,412,874

Convertible Preferred Stocks 7.4%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.5%

General Motors Co., 4.750%	140,000	7,021,000
TOTAL CONSUMER DISCRETIONARY		7,021,000
CONSUMER STAPLES 1.0%
Food Products 1.0%
Bunge Ltd., 4.875%	66,000	6,935,412
Post Holdings, Inc., 3.750% (c)	65,000	6,625,775
Total		13,561,187
TOTAL CONSUMER STAPLES		13,561,187

ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Chesapeake Energy Corp., 5.750% (c)	9,650	10,645,156
TOTAL ENERGY		10,645,156

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 2.8%
Commercial Banks 0.5%
Wells Fargo & Co., 7.500%	6,300	$7,166,313
Diversified Financial Services 0.5%
Bank of America Corp., 7.250%	6,500	7,020,000
Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc., 7.000%	275,000	7,029,688
Health Care REIT, Inc., 6.500%	117,500	6,762,125
Weyerhaeuser Co., 6.375%	134,100	7,104,618
iStar Financial, Inc., 4.500%	65,000	3,602,235
Total		24,498,666
TOTAL FINANCIALS		38,684,979
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Alere, Inc., 3.000%	12,300	3,191,850
TOTAL HEALTH CARE		3,191,850
INDUSTRIALS 0.6%
Aerospace & Defense 0.6%
United Technologies Corp., 7.500%	113,500	7,353,665
TOTAL INDUSTRIALS		7,353,665
UTILITIES 1.5%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.599%	122,500	6,780,497
PPL Corp., 8.750%	130,000	6,984,900
Total		13,765,397
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 3.547% (d)	142,500	7,107,188
TOTAL UTILITIES		20,872,585
Total Convertible Preferred Stocks (Cost: $92,109,083)		$101,330,422

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.4%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	$3,500,000	$3,185,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,529,000	3,837,788
Total			7,022,788
Automotive 1.5%
Allison Transmission, Inc. (c)
05/15/19	7.125%	6,000,000	6,405,000
Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	6,900,000	7,020,750
Visteon Corp.
04/15/19	6.750%	6,750,000	7,171,875
Total			20,597,625
Banking 0.3%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	3,100,000	3,503,000
Construction Machinery 0.5%
United Rentals North America, Inc.
09/15/20	8.375%	6,400,000	7,088,000
Diversified Manufacturing 1.1%
Gardner Denver, Inc. Senior Unsecured (c)
08/15/21	6.875%	7,100,000	7,011,250
Hamilton Sundstrand Corp. Senior Unsecured (c)
12/15/20	7.750%	6,650,000	6,832,875
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,448,000	1,578,320
Total			15,422,445
Electric 0.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	6,300,000	6,930,000
Food and Beverage 0.5%
Chiquita Brands International, Inc./LLC Senior Secured (c)
02/01/21	7.875%	3,236,000	3,438,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Shearer’s Foods, Inc. LLC Senior Secured (c)
11/01/19	9.000%	$3,032,000	$3,168,440
Total			6,606,690
Health Care 1.0%
Alere, Inc. (c)
06/15/20	6.500%	6,950,000	6,950,000
HCA, Inc. Senior Secured
03/15/22	5.875%	6,813,000	7,000,357
Total			13,950,357
Home Construction 0.5%
Beazer Homes USA, Inc.
06/15/18	9.125%	6,600,000	6,930,000
Independent Energy 1.0%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,999,000	8,318,960
Laredo Petroleum, Inc.
02/15/19	9.500%	5,154,000	5,720,940
Total			14,039,900
Media Non-Cable 0.5%
AMC Networks, Inc.
07/15/21	7.750%	6,300,000	6,993,000
Metals 1.0%
Alpha Natural Resources, Inc.
04/15/18	9.750%	6,400,000	6,496,000
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	7,150,000	7,185,750
Total			13,681,750
Pharmaceuticals 0.4%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (c)
12/01/19	9.500%	4,900,000	5,506,375
Retailers 0.7%
99 Cents Only Stores
12/15/19	11.000%	3,050,000	3,423,625
Rite Aid Corp.
03/15/20	9.250%	4,300,000	4,880,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Senior Unsecured
02/15/27	7.700%	$1,860,000	$1,906,500
Total			10,210,625
Wireless 1.1%
NII International Telecom SCA (c)
08/15/19	7.875%	7,500,000	6,806,250
Sprint Communications, Inc. (c)
11/15/18	9.000%	7,300,000	8,559,250
Total			15,365,500
Wirelines 0.3%
Level 3 Financing, Inc.
06/01/20	7.000%	3,300,000	3,333,000
Total Corporate Bonds & Notes (Cost: $151,819,382)			$157,181,055

Convertible Bonds 11.6%
Airlines 0.2%
United Continental Holdings, Inc.
06/30/21	4.500%	3,071,000	3,306,239
Banking 0.3%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	3,300,000	3,456,750
Building Materials 0.5%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	5,910,000	6,966,413
Diversified Manufacturing 0.4%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	3,801,000	4,953,178
Food and Beverage 0.3%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	3,800,000	3,721,625

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Gaming 0.5%
MGM Resorts International
04/15/15	4.250%	$5,700,000	$7,256,812
Health Care 1.3%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	3,000,000	3,326,250
Insulet Corp. Senior Unsecured
06/15/16	3.750%	2,700,000	3,897,018
Omnicare, Inc.
04/01/42	3.750%	5,220,000	7,347,933
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	2,570,000	3,618,881
Total			18,190,082
Home Construction 0.4%
Lennar Corp. (c)
11/15/21	3.250%	3,130,000	5,195,800
Independent Energy 0.3%
Endeavour International Corp.
07/15/16	5.500%	4,400,000	3,627,250
Media Non-Cable 0.3%
Liberty Interactive LLC Senior Unsecured (c)
03/30/43	0.750%	3,410,000	3,839,728
Metals 0.6%
Jaguar Mining, Inc. Senior Unsecured (c)
11/01/14	4.500%	3,200,000	896,000
James River Coal Co. (c)
06/01/18	10.000%	5,802,000	3,104,070
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	4,400,000	3,597,528
Total			7,597,598
Non-Captive Consumer 0.3%
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	5,177,000	4,679,620

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Non-Captive Diversified 0.2%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	$2,700,000	$3,456,000
Other Financial Institutions 0.5%
Forest City Enterprises, Inc. Senior Unsecured (c)
08/15/20	3.625%	6,898,000	6,968,360
Other Industry 0.3%
WESCO International, Inc.
09/15/29	6.000%	1,390,000	3,814,681
Pharmaceuticals 0.7%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	9,500,000	5,985,000
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	4,050,000	3,629,812
Total			9,614,812
Property & Casualty 0.5%
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	3,380,000	3,662,230
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	2,620,000	3,717,125
Total			7,379,355
Railroads 0.5%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	6,500,000	6,975,313
Refining 0.5%
Clean Energy Fuels Corp. Senior Unsecured (c)
10/01/18	5.250%	6,900,000	6,971,829
Technology 2.0%
Ciena Corp. Senior Unsecured (c)
10/15/18	3.750%	4,700,000	6,892,691

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Ixia Senior Notes
12/15/15	3.000%	$3,000,000	$3,420,000
Mentor Graphics Corp.
04/01/31	4.000%	5,600,000	7,336,000
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	6,720,000	6,791,400
Powerwave Technologies, Inc. Subordinated Notes (e)
10/01/27	3.875%	2,000,000	10,000
TiVo, Inc. Senior Unsecured (c)
03/15/16	4.000%	2,700,000	3,552,187
Total			28,002,278
Tobacco 0.4%
Vector Group Ltd. Senior Unsecured (d)
01/15/19	2.500%	4,800,000	5,683,200
Transportation Services 0.6%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	4,200,000	4,102,875
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,700,000	3,541,239
Total			7,644,114
Total Convertible Bonds (Cost: $144,532,199)			$159,301,037

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.3%
Banking 0.3%
Synovus Financial Corp. (a)(d)
06/15/17	7.875%	140,000	$3,697,400
Total Preferred Debt (Cost: $3,545,450)			$3,697,400

Issuer		Capital	Value

Limited Partnerships —%
FINANCIALS —%
Capital Markets —%
WCAS Capital Partners II LP (a)(f)(g)		4,292,803	169,956
TOTAL FINANCIALS			169,956
Total Limited Partnerships (Cost: $2,498,440)			$169,956

		Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.089% (h)(i)		1,932,882	1,932,882
JPMorgan Prime Money Market Fund, 0.010% (h)		12,131,517	12,131,517
Total Money Market Funds (Cost: $14,064,399)			$14,064,399
Total Investments (Cost: $1,187,881,084) (j)			$1,365,157,143(k)
Other Assets & Liabilities, Net			11,171,845
Net Assets			$1,376,328,988

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $340,200 were pledged as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	7	2,930,025	December 2013	—	(35,374)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $112,554,286 or 8.18% of net assets.

(d)	Variable rate security.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $10,000, which represents less than 0.01% of net assets.

(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $169,956, representing 0.01% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
WCAS Capital Partners II LP	12-11-90 — 03-24-98	2,498,440

(g)

At September 30, 2013, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at September 30, 2013, were as follows:

Security Description	Acquisition Dates	Cost ($)	Value ($)
WCAS Capital Partners II LP	12-11-90 — 03-24-98	2,498,440	169,956

(h)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,647,865	43,892,720	(46,607,703)	1,932,882	3,101	1,932,882

(j)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,187,881,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$195,903,000
Unrealized Depreciation	(18,627,000)
Net Unrealized Appreciation	$177,276,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	88,319,494	-	-	88,319,494
Consumer Staples	89,124,477	-	-	89,124,477
Energy	99,041,712	-	-	99,041,712
Financials	165,104,816	-	-	165,104,816
Health Care	113,396,673	-	-	113,396,673
Industrials	97,027,220	-	-	97,027,220
Information Technology	155,778,490	-	-	155,778,490
Materials	43,824,871	-	-	43,824,871
Telecommunication Services	40,218,450	-	-	40,218,450
Utilities	37,576,671	-	-	37,576,671
Convertible Preferred Stocks
Consumer Discretionary	7,021,000	-	-	7,021,000
Consumer Staples	-	13,561,187	-	13,561,187
Energy	-	10,645,156	-	10,645,156
Financials	28,053,056	10,631,923	-	38,684,979
Health Care	3,191,850	-	-	3,191,850
Industrials	7,353,665	-	-	7,353,665
Utilities	6,984,900	13,887,685	-	20,872,585
Total Equity Securities	982,017,345	48,725,951	-	1,030,743,296
Bonds
Corporate Bonds & Notes	-	157,181,055	-	157,181,055
Convertible Bonds	-	159,301,037	-	159,301,037
Preferred Debt	3,697,400	-	-	3,697,400
Total Bonds	3,697,400	316,482,092	-	320,179,492
Other
Limited Partnerships	-	-	169,956	169,956
Total Other	-	-	169,956	169,956
Mutual Funds
Money Market Funds	14,064,399	-	-	14,064,399
Total Mutual Funds	14,064,399	-	-	14,064,399
Investments in Securities	999,779,144	365,208,043	169,956	1,365,157,143
Derivatives
Liabilities
Futures Contracts	(35,374)	-	-	(35,374)
Total	999,743,770	365,208,043	169,956	1,365,121,769

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Limited Partnerships ($)
Balance as of December 31, 2012	225,480
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)(a)	(55,524)
Sales	-
Purchases	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of September 30, 2013	169,956

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was ($55,524).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 22, 2013